CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 6,972,155	$ 1,588,061	$ 3,549,644
Restricted cash	12,676,190	11,595,489	12,443,735
Loans receivable, net of allowance for loan losses $1,386,907,$857,813 and $766,673 for September 30, 2013, December 31, 2012 and 2011 respectively,	89,125,425	84,923,480	76,022,989
Due from a related party			235,905
Interest receivable	866,502	905,454	666,918
Tax receivable, net	1,012,954		559,277
Property and equipment, net	279,981	302,626	50,161
Other assets	707,369	689,709	1,027,800
Total Assets	111,640,576	100,004,819	94,556,429
Liabilities
Short-term bank loans	15,462,491	20,606,791	23,590,469
Deposits payable	11,323,937	9,428,061	9,113,229
Unearned income from financial guarantee services	610,021	773,402	955,047
Accrual for financial guarantee services	699,556	880,725	887,426
Tax payable, net		20,449
Other current liabilities	402,527	742,745	620,029
Deferred tax liability	323,549	303,567	264,040
Total Liabilities	28,822,081	32,755,740	35,430,240
Shareholders' Equity
Common stock (par value $0.001 per share, 100,000,000 shares authorized; 10,430,657, 9,000,000 and 9,000,000 shares issued and outstanding at September 30, 2013 ,December 31, 2012 and 2011 respectively)	10,431	9,000	900
Subscription receivable	(1,062)	(11,062)
Additional paid-in capital	52,782,321	44,247,397	44,062,963
Statutory reserve	5,147,828	4,232,164	2,967,237
Retained earnings	18,785,001	14,558,205	8,353,217
Accumulated other comprehensive income	6,093,976	4,213,373	3,741,872
Total Shareholders' Equity	82,818,495	67,249,079	59,126,189
Total Liabilities and Shareholders' Equity	111,640,576	100,004,819	94,556,429
Series A Preferred Stock Member
Shareholders' Equity
Preferred Stock		1
Series B Preferred Stock Member
Shareholders' Equity
Preferred Stock		$ 1